Insurance business - (F) Reconciliation of measurement components of insurance contract balances (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract assets	£ 0
Liabilities arising from insurance and participating investment contracts	(122,087)
Net liability at 1 January	(127,355)
Relating to future services
Contracts initially recognised in the year	(92)	£ (93)
Cash flows
Insurance contract assets	113	0
Liabilities arising from insurance and participating investment contracts	(135,318)	(122,087)
Net liability at 31 December	(135,205)	(127,355)
Life
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract assets	0
Liabilities arising from insurance and participating investment contracts	(121,700)
Net liability at 1 January	(126,968)	(119,783)
Relating to current services
Increase (decrease) through changes that relate to current service, insurance contracts liability (asset)	820	553
Relating to future services
Contracts initially recognised in the year	(92)	(93)
Changes in estimates that adjust the CSM	0	0
Changes in estimates that result in losses and reversal of losses on onerous contracts	8	21
Increase (decrease) through changes that relate to future service, insurance contracts liability (asset)	(84)	(72)	£ 58
Relating to past services	0	(4)	0
Insurance service result	736	477
Net finance expense from insurance and participating investment contracts	(15,337)	(10,381)
Exchange differences	(84)	80
Total change in profit or loss	(14,685)	(9,824)
Cash flows
Premiums received	(10,618)	(10,679)
Claims and other insurance service expenses paid	12,240	13,063
Insurance acquisition cash flows	306	265
Cash flows	1,928	2,649
Derecognition Consideration	4,932	0
Transfer to other items in the balance sheet	0	(10)
Insurance contract assets	113	0
Liabilities arising from insurance and participating investment contracts	(134,906)	(121,700)
Net liability at 31 December	(134,793)	(126,968)	(119,783)
Present value of future cash flows £m | Life
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Net liability at 1 January	(121,431)	(114,209)
Relating to current services
Increase (decrease) through changes that relate to current service, insurance contracts liability (asset)	179	46
Relating to future services
Contracts initially recognised in the year	(14)	33
Changes in estimates that adjust the CSM	319	334
Changes in estimates that result in losses and reversal of losses on onerous contracts	10	(2)
Increase (decrease) through changes that relate to future service, insurance contracts liability (asset)	315	365
Relating to past services	(6)	(3)
Insurance service result	488	408
Net finance expense from insurance and participating investment contracts	(15,302)	(10,341)
Exchange differences	(77)	72
Total change in profit or loss	(14,891)	(9,861)
Cash flows
Premiums received	(10,618)	(10,679)
Claims and other insurance service expenses paid	12,240	13,063
Insurance acquisition cash flows	306	265
Cash flows	1,928	2,649
Derecognition Consideration	4,932	0
Transfer to other items in the balance sheet	0	(10)
Net liability at 31 December	(129,462)	(121,431)	(114,209)
Risk adjustment for non- financial risk £m
Relating to future services
Contracts initially recognised in the year	(60)	(65)
Risk adjustment for non- financial risk £m | Life
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Net liability at 1 January	(891)	(1,159)
Relating to current services
Increase (decrease) through changes that relate to current service, insurance contracts liability (asset)	51	58
Relating to future services
Contracts initially recognised in the year	(60)	(65)
Changes in estimates that adjust the CSM	(49)	252
Changes in estimates that result in losses and reversal of losses on onerous contracts	(2)	23
Increase (decrease) through changes that relate to future service, insurance contracts liability (asset)	(111)	210
Relating to past services	6	(1)
Insurance service result	(54)	267
Net finance expense from insurance and participating investment contracts	0	0
Exchange differences	(1)	1
Total change in profit or loss	(55)	268
Cash flows
Premiums received	0	0
Claims and other insurance service expenses paid	0	0
Insurance acquisition cash flows	0	0
Cash flows	0	0
Derecognition Consideration	0	0
Transfer to other items in the balance sheet	0	0
Net liability at 31 December	(946)	(891)	(1,159)
Contractual service margin
Relating to future services
Contracts initially recognised in the year	(18)	(61)
Contractual service margin | Life
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Net liability at 1 January	(4,646)	(4,415)
Relating to current services
Increase (decrease) through changes that relate to current service, insurance contracts liability (asset)	590	449
Relating to future services
Contracts initially recognised in the year	(18)	(61)
Changes in estimates that adjust the CSM	(270)	(586)
Changes in estimates that result in losses and reversal of losses on onerous contracts	0	0
Increase (decrease) through changes that relate to future service, insurance contracts liability (asset)	(288)	(647)
Relating to past services	0	0
Insurance service result	302	(198)
Net finance expense from insurance and participating investment contracts	(35)	(40)
Exchange differences	(6)	7
Total change in profit or loss	261	(231)
Cash flows
Premiums received	0	0
Claims and other insurance service expenses paid	0	0
Insurance acquisition cash flows	0	0
Cash flows	0	0
Derecognition Consideration	0	0
Transfer to other items in the balance sheet	0	0
Net liability at 31 December	(4,385)	(4,646)	(4,415)
Contracts under the fair value transition approach | Life
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Net liability at 1 January	(1,415)	(1,473)
Relating to current services
Increase (decrease) through changes that relate to current service, insurance contracts liability (asset)	190	155
Relating to future services
Contracts initially recognised in the year	0	0
Changes in estimates that adjust the CSM	65	(95)
Changes in estimates that result in losses and reversal of losses on onerous contracts	0	0
Increase (decrease) through changes that relate to future service, insurance contracts liability (asset)	65	(95)
Relating to past services	0	0
Insurance service result	255	60
Net finance expense from insurance and participating investment contracts	5	(9)
Exchange differences	(6)	7
Total change in profit or loss	254	58
Cash flows
Premiums received	0	0
Claims and other insurance service expenses paid	0	0
Insurance acquisition cash flows	0	0
Cash flows	0	0
Derecognition Consideration	0	0
Transfer to other items in the balance sheet	0	0
Net liability at 31 December	(1,161)	(1,415)	(1,473)
Other contracts | Life
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Net liability at 1 January	(3,231)	(2,942)
Relating to current services
Increase (decrease) through changes that relate to current service, insurance contracts liability (asset)	400	294
Relating to future services
Contracts initially recognised in the year	(18)	(61)
Changes in estimates that adjust the CSM	(335)	(491)
Changes in estimates that result in losses and reversal of losses on onerous contracts	0	0
Increase (decrease) through changes that relate to future service, insurance contracts liability (asset)	(353)	(552)
Relating to past services	0	0
Insurance service result	47	(258)
Net finance expense from insurance and participating investment contracts	(40)	(31)
Exchange differences	0	0
Total change in profit or loss	7	(289)
Cash flows
Premiums received	0	0
Claims and other insurance service expenses paid	0	0
Insurance acquisition cash flows	0	0
Cash flows	0	0
Derecognition Consideration	0	0
Transfer to other items in the balance sheet	0	0
Net liability at 31 December	£ (3,224)	£ (3,231)	£ (2,942)